Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements - Summary of Concentration of Risk, by Risk Factor (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pool 1 [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	0.01%
Pool 2 [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	100.00%	99.90%